OTHER ITEMS OF THE STATEMENT OF COMPREHENSIVE INCOME (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Total selling expenses	$ 56	$ 33	$ 26
Salaries And Social Security Charges [Member]
IfrsStatementLineItems [Line Items]
Total selling expenses	5	3	3
Benefits To Employees [Member]
IfrsStatementLineItems [Line Items]
Total selling expenses	1
Compensation Agreements [Member]
IfrsStatementLineItems [Line Items]
Total selling expenses			1
Fees And Compensation For Services [Member]
IfrsStatementLineItems [Line Items]
Total selling expenses	4	3	3
Taxes Rates And Contributions [Member]
IfrsStatementLineItems [Line Items]
Total selling expenses	14	11	8
Transport [Member]
IfrsStatementLineItems [Line Items]
Total selling expenses	31	14	9
Other [Member]
IfrsStatementLineItems [Line Items]
Total selling expenses	$ 1	$ 2	$ 2